IMPAIRMENT (REVERSAL) CHARGE	12 Months Ended
Dec. 31, 2024
IMPAIRMENT (REVERSAL) CHARGE
IMPAIRMENT (REVERSAL) CHARGE
7.	IMPAIRMENT (REVERSAL) CHARGE

	Years ended December 31,
	2024	2023
Property, plant and equipment (i)	$(74.1)	$—
Inventories (ii)	—	38.9
	$(74.1)	$38.9

i.	Property, plant and equipment

The increase in the Company’s future gold price estimates was identified as an indicator of impairment reversal at September 30, 2024 and an assessment was performed to determine the recoverable amounts of the Round Mountain CGU and the Lobo-Marte CGU. The Company recorded an impairment reversal of $74.1 million on September 30, 2024, related entirely to property, plant and equipment at Round Mountain, as the recoverable amount was determined to be greater than the carrying amount. The reversal was limited to the carrying value that would have been determined, net of any applicable depreciation, had no impairment charge been previously recognized, and represents the full reversal of the impairment charge previously recorded. The tax impact of the impairment reversal at Round Mountain was an income tax expense of $0.7 million. After giving effect to the impairment reversal, the carrying value of Round Mountain was $464.5 million as at September 30, 2024. For Lobo-Marte, the recoverable amount was not determined to be greater than the carrying amount, and as such, no impairment reversal was recognized.

Key assumptions used in determining the recoverable amounts of Round Mountain and Lobo-Marte included estimated 2024, 2025, 2026 and long-term gold prices of $2,300, $2,300, $2,200 and $2,000 per ounce, respectively, and estimated 2024, 2025, 2026 and long-term oil prices of $80, $70, $70 and $70 per barrel, respectively. The discount rates applied to present value the net future cash flows, based on real weighted average costs of capital, were 5.02% for Round Mountain and 10.40% for Lobo-Marte. For the previously recorded impairment charge at Round Mountain in 2022, estimated 2023, 2024, 2025 and long-term gold prices of $1,700, $1,700, $1,700 and $1,600 per ounce, respectively, and a discount rate of 5.20% were used.

ii.	Inventories

During the year ended December 31, 2023, the Company recognized an impairment charge of $38.9 million related to a reduction in the estimate of recoverable ounces on the Fort Knox heap leach pads due to changes in estimated recovery rates. The related income tax recovery of $3.1 million was recorded in income tax expense.